Exhibit 99.1
FirstEnergy Ohio PIRB Special Purpose Trust 2013 Statements
Dated as of January 17, 2023
Pursuant to Section 4.03 of the Certificate Indenture
For the period July 15, 2022 through January 13, 2023
(i) the amount of such distribution to Holders of Certificates allocable to (A) principal and
(B) interest in respect of the Bonds of each Bond Issuer, in each case per $1,000 Original Principal Amount of each Tranche of Certificates;

A) Semiannual Principal

CEI Funding LLC				OE Funding LLC				TE Funding LLC				FirstEnergy Ohio PIRB Special Purpose Trust 2013
			Per $1000 of Original				Per $1000 of Original				Per $1000 of Original				Per $1000 of Original
		Aggregate	Principal Amount			Aggregate	Principal Amount			Aggregate	Principal Amount			Aggregate	Principal Amount
i.	Tranche A-1 Bond	$—	$—	i.	Tranche A-1 Bond	$—	$—	i.	Tranche A-1 Bond	$—	$—	i.	Tranche A-1 Bond	$—	$—
ii.	Tranche A-2 Bond	$—	$—	ii.	Tranche A-2 Bond	$—	$—	ii.	Tranche A-2 Bond	$—	$—	ii.	Tranche A-2 Bond	$—	$—
iii.	Tranche A-3 Bond	$2,473,219.67	$23.97	iii.	Tranche A-3 Bond	$4,113,209.78	$33.28	iii.	Tranche A-3 Bond	$1,168,279.35	$32.71	iii.	Tranche A-3 Bond	$7,754,708.80	$29.54
iv.	Total Semiannual Principal:	$2,473,219.67		iv.	Total Semiannual Principal:	$4,113,209.78		iv.	Total Semiannual Principal:	$1,168,279.35		iv.	Total Semiannual Principal:	$7,754,708.80

B) Semiannual Interest

CEI Funding LLC				OE Funding LLC				TE Funding LLC				FirstEnergy Ohio PIRB Special Purpose Trust 2013
			Per $1000 of Original				Per $1000 of Original				Per $1000 of Original				Per $1000 of Original
		Aggregate	Interest Amount			Aggregate	Interest Amount			Aggregate	Interest Amount			Aggregate	Interest Amount
i.	Tranche A-1 Bond	$—	$—	i.	Tranche A-1 Bond	$—	$—	i.	Tranche A-1 Bond	$—	$—	i.	Tranche A-1 Bond	$—	$—
ii.	Tranche A-2 Bond	$—	$—	ii.	Tranche A-2 Bond	$—	$—	ii.	Tranche A-2 Bond	$—	$—	ii.	Tranche A-2 Bond	$—	$—
iii.	Tranche A-3 Bond	$1,130,705.28	$10.96	iii.	Tranche A-3 Bond	$1,891,255.96	$15.30	iii.	Tranche A-3 Bond	$537,067.04	$15.04	iii.	Tranche A-3 Bond	$3,559,028.28	$13.56
iv.	Total Semiannual Interest:	$1,130,705.28		iv.	Total Semiannual Interest:	$1,891,255.96		iv.	Total Semiannual Interest:	$537,067.04		iv.	Total Semiannual Interest:	$3,559,028.28
(ii) any amounts on deposit in the Excess Funds Subaccount of each Bond Issuer as of such date, after giving effect to the payments and deposits to be made on such date;						CEI Funding LLC	$—			OE Funding LLC	$427,617.26			TE Funding LLC	$389,317.99

(iii)  the aggregate outstanding principal balance of the Certificates in respect of the Bonds of each
Bond Issuer, after giving effect to payments allocated to principal reported under (i) above;

CEI Funding LLC			OE Funding LLC			TE Funding LLC			FirstEnergy Ohio PIRB Special Purpose Trust 2013
Principal Balance Outstanding:			Principal Balance Outstanding:			Principal Balance Outstanding:			Principal Balance Outstanding:
i.	Tranche A-1 Principal Balance Outstanding Bond:	$—	i.	Tranche A-1 Principal Balance Outstanding Bond:	$—	i.	Tranche A-1 Principal Balance Outstanding Bond:	$—	i.	Tranche A-1 Principal Balance Outstanding Bond:	$—
ii.	Tranche A-2 Principal Balance Outstanding Bond:	$—	ii.	Tranche A-2 Principal Balance Outstanding Bond:	$—	ii.	Tranche A-2 Principal Balance Outstanding Bond:	$—	ii.	Tranche A-2 Principal Balance Outstanding Bond:	$—
iii.	Tranche A-3 Principal Balance Outstanding Bond:	$63,074,912.35	iii.	Tranche A-3 Principal Balance Outstanding Bond:	$105,524,816.97	iii.	Tranche A-3 Principal Balance Outstanding Bond:	$29,966,041.92	iii.	Tranche A-3 Principal Balance Outstanding Bond:	$198,565,771.24
iv.	Total Bond Principal Balance:	$63,074,912.35	iv.	Total Bond Principal Balance:	$105,524,816.97	iv.	Total Bond Principal Balance:	$29,966,041.92	iv.	Total Bond Principal Balance:	$198,565,771.24

 (iv)  the difference, if any, between the aggregate outstanding principal balance of the Certificates scheduled to be outstanding on such date according to the Expected Amortization Schedule and the same information in respect of the Bonds of each Bond Issuer.

CEI Funding LLC	$—

OE Funding LLC	$—

TE Funding LLC	$—

(v)  the amount on deposit in the Capital Subaccount for each Bond Issuer as of such date, after giving effect to the payments and deposits to be made on such date, and the Required Capital Level for each Bond Issuer;
		Balance After Payment	Required Capital Level		Balance After Payment	Required Capital Level		Balance After Payment	Required Capital Level
	CEI Funding LLC	$1,129,065.49	$1,160,230.00	OE Funding LLC	$847,520.00	$847,520.00	TE Funding LLC	$759,010.00	$759,010.00

(vi) the amount paid by each Bond Issuer, or by the Servicer on behalf of a Bond Issuer, to each of the Bond Trustees and the Delaware Trustee and Certificate Trustee since the previous payment date to and including such payment date;	CEI Funding LLC	$—		OE Funding LLC	$—		TE Funding LLC	$—

(vii) the amount paid by each Bond Issuer, or by the Servicer on behalf of a Bond Issuer, to the related Servicer since the previous payment date to and including such payment date;	CEI Funding LLC	$116,023.00		OE Funding LLC	$84,752.00		TE Funding LLC	$21,686.00

(viii) the amount paid by each Bond Issuer, or by the Servicer on behalf of a Bond Issuer, to the related Administrator since the previous payment date to and including such payment date; and	CEI Funding LLC	$26,077.00		OE Funding LLC	$19,048.50		TE Funding LLC	$4,874.00

(ix) any other transfers and payments made pursuant to each Bond Indenture since the previous payment date.	CEI Funding LLC	$13,859.63		OE Funding LLC	$24,914.39		TE Funding LLC	$7,258.37

In providing the foregoing statement, the Certificate Trustee may rely upon the statements provided by any Bond Trustee pursuant to Section 6.06 of the Bond Indentures (such statements prepared by the Servicers and provided to the Bond Trustee). The Certificate Trustee shall distribute each report distributed to Holders to the Rating Agencies.